SCHEDULE OF DILUTED NET LOSS PER SHARE ANTI-DILUTIVE (Details) - shares shares in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
2024 SAFE		810,567	191,700	179,777
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
2024 SAFE		37,614
Two Thousand Twenty Two Simple Agreements Future Equity [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
2024 SAFE	[1]		168,112
Two Thousand Twenty Three Simple Agreements Future Equity [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
2024 SAFE	[2]		305,085	305,085
Two Thousand Twenty Four Simple Agreements Future Equity [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
2024 SAFE	[3]	398,653	473,197

[1]	The weighted average number of Ordinary Shares in connection with the 2022 SAFE for the year ended December 31, 2025 is based on the conversion of the 2022 SAFE into shares on its maturity.
[2]	The weighted average number of Ordinary Shares in connection with the 2023 SAFE for the year ended December 31, 2025 is based on the conversion of the 2023 SAFE into shares on its maturity.
[3]	The weighted average number of Ordinary Shares in connection with the 2024 SAFE for the year ended December 31, 2025 is based on the conversion of the 2024 SAFE into shares on its maturity.